Earnings Per Equity Share - Additional Information (Detail)		12 Months Ended
	Jul. 19, 2025 ₨ / shares shares	Mar. 31, 2026 ₨ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock dividends issued per share disclosure | shares	7,677,039,761
Per Share Value of Bonus Equity Share	₨ 1
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval		25.00%	25.00%
Dividends declared				₨ 11	₨ 9.75
Common Stock, Dividends, Per Share, Declared | (per share)		₨ 15.5	$ 0.17	₨ 11	₨ 9.75
Special Interim Dividend Pre Bonus [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Dividends, Per Share, Declared		₨ 2.5
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance | shares		112,768,277	112,768,277	76,454,198	105,842,228
Indian GAAP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, description of restrictions		As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP.	As per the RBI guidelines, the dividend payout cannot exceed 35% of net income as calculated under Indian GAAP.
Indian GAAP [Member] | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP		35.00%	35.00%